Label	Element	Value
Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	ck0000799295_SupplementTextBlock

October 18, 2013

DREYFUS INVESTMENT FUNDS
Dreyfus/The Boston Company Small/Mid Cap Growth Fund

Supplement to Summary and Statutory Prospectuses
dated July 1, 2013

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

Risk/Return [Heading]	rr_RiskReturnHeading	Dreyfus/The Boston Company Small/Mid Cap Growth Fund
Strategy [Heading]	rr_StrategyHeading	The following information will supersede and replace the second sentence of the first paragraph in "Principal Investment Strategy" in the summary prospectus and "Fund Summary - Principal Investment Strategy" in the prospectus and the fourth and fifth sentences of the first paragraph in "Fund Details - Goal and Approach" in the prospectus:
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The fund currently considers small-cap and mid-cap companies to be those with total market capitalizations that are equal to or less than the total market capitalization of the largest company included in the Russell 2500® Growth Index (the "Index"), the fund's benchmark index. As of September 30, 2013, the market capitalization of the largest company in the Index was approximately $10.08 billion. Market capitalization varies with market changes and reconstitutions of the Index.